TERM FACILITY (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Short-term investments	$ 10,000		$ 1,000	$ 10,000
Short-term investments interest rate description	Interest is charged on the facility at a rate of U.S. dollar LIBOR (3 month) plus 4.75%
Repayment of term facility		$ 6,901	$ 8,667	$ 9,334	$ 10,000
New Amending Agreement [Member]
Statement Line Items [Line Items]
Short-term investments interest rate description		Interest on the amended facility is now charged at a rate of US dollar LIBOR (3 month) plus 6.75% during the 12 month deferral period, reverting to US dollar LIBOR (3 month) plus 4.75% for the remainder of the repayment period ending August 2021.
Repayment of term facility		$ 278